Right of use assets and related lease liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of quantitative information about right-of-use assets
The following is the activity of the right of use assets from January 1, 2023 through June 30, 2023:

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2023	$798,083	$22,577	$820,660
Transfer to vessels, net (1)	(375,159)	(8,555)	(383,714)
Additions (2)	3,619	—	3,619
Fully depreciated assets	—	(900)	(900)
As of June 30, 2023	426,543	13,122	439,665

Accumulated depreciation and impairment
As of January 1, 2023	(114,902)	(15,932)	(130,834)
Charge for the period	(15,737)	(2,266)	(18,003)
Transfer to vessels, net (1)	49,142	7,927	57,069
Fully depreciated assets	—	900	900
As of June 30, 2023	(81,497)	(9,371)	(90,868)

As of June 30, 2023	$345,046	$3,751	$348,797

As of December 31, 2022	$683,181	$6,645	$689,826
(1)     Primarily represents the transfer of the net book value of nine vessels purchased and transferred to Vessels and drydock.
(2)     Represents the adjustment to the right of use asset as a result of the remeasurement of the related lease liability upon the commitments to exercise the purchase options on 15 of the vessels under the IFRS 16 - Leases - $670.0 Million lease financing.
The following table summarizes the payments made for the six months ended June 30, 2023 and June 30, 2022 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the six months ended June 30,
In thousands of U.S. dollars	2023	2022
Interest expense recognized in the unaudited condensed consolidated statements of operations	$19,975	$12,328
Principal repayments recognized in unaudited condensed consolidated cash flow statements	250,626	52,568
Net decrease / (increase) in accrued interest expense	22	(70)
Total payments on lease liabilities under IFRS 16	$270,623	$64,826

Schedule of obligation repayments	The obligations under these agreements are expected to be repaid as follows:

As of
In thousands of U.S. dollars	June 30, 2023
Less than 1 year	$171,630
1 - 5 years	89,155
5+ years	15,616
Total	$276,401
Discounting effect	(27,071)
Prepaid interest expense	(462)
Lease liability	$248,868